Investment in Affiliates and Available-for-Sale Securities	6 Months Ended
Jun. 30, 2015
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

In February 2014, Navios Partners completed a public offering of 6,325,000 common units. Navios Holdings paid $2,233 in order to retain its 2.0% general partner interest. The Company determined, under the equity method, that the issuance of shares qualified as sales of shares by the investee. As a result, a gain of $11,230 was recognized in “Equity in net earnings of affiliated companies” for the six month periods ended June 30, 2014.

In February 2015, Navios Partners completed a public offering of 4,600,000 common units, at $13.09 per unit, raising gross proceeds of $60,214. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units at $13.09 per unit to Navios Holdings raising additional gross proceeds of $14,967.
As of June 30, 2015, Navios Holdings holds a total of 15,344,310 common units and 1,695,509 general partners units, representing a 20.1% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2015 and December 31, 2014, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $34,507 and $35,745, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.

Total equity method income and amortization of deferred gain of $4,097 and $7,784 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2015 and 2014, respectively, and equity method income and amortization of deferred gain of $8,170 and $28,074 were recognized in “Equity in net earnings of affiliated Companies” for the six month periods ended June 30, 2015 and 2014, respectively.
As of June 30, 2015 and December 31, 2014, the carrying amount of the investment in Navios Partners was $121,036 and $114,387, respectively.

Dividends received during the three month periods ended June 30, 2015 and 2014 were $8,124 and $7,536, respectively, and for the six month periods ended June 30, 2015 and 2014 were $16,248 and $14,971, respectively.

As of June 30, 2015, the market value of the investment in Navios Partners was $182,326.

Acropolis

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2015 and December 31, 2014, the carrying amount of the investment was $682 and $525, respectively. During both the three and six month periods ended June 30, 2015 and 2014, the Company received dividends of $0 and $271, respectively.

Navios Acquisition

In February 2014, Navios Acquisition completed a public offering of 14,950,000 shares of its common stock. The Company determined, under the equity method, that the issuance of shares qualified as a sale of shares by the investee. As a result, an income of $6,193 for the six month periods ended June 30, 2014 was recognized in “Equity in net earnings of affiliated companies”.

As of June 30, 2015 and December 31, 2014, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $1,777 and $1,293, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

Total equity method income of $13,426 and loss of $1,190 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2015 and 2014, respectively, and total equity method income of $22,961 and $619 was recognized for the six month periods ended June 30, 2015 and 2014, respectively.

As of June 30, 2015 and December 31, 2014, the carrying amount of the investment in Navios Acquisition was $240,245 and $224,582, respectively.

Dividends received during the three month periods ended June 30, 2015 and 2014 were $3,649 and $3,649, respectively, and for the six month periods ended June 30, 2015 and 2014 were $7,298 and $7,298, respectively.

As of June 30, 2015, the market value of the investment in Navios Acquisition was $261,988.

 Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

As of June 30, 2015 and December 31, 2014, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $14,482 and $13,415, respectively, including accrued interest, which represents the Company's carrying value of its investment of $6,163 (December 31, 2014: $5,602) plus the Company's balance of the Navios Revolving Loans I of $8,319 (December 31, 2014: $7,813), including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

Income of $399 and $311 was recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2015 and 2014, respectively, and income of $560 and $462 was recognized for the six month periods ended June 30, 2015 and 2014, respectively.

As of June 30, 2015 and December 31, 2014, the carrying amount of the investment in Navios Europe I was $5,145 and $4,936, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through June 30, 2015, Navios Europe II acquired nine vessels for aggregate consideration consisting of: (i) cash consideration of $96,000 (which was funded with the proceeds of a $87,000 senior loan facilities (the “Senior Loans II”) and loans aggregating $9,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,450 as of June 30, 2015. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Holdings.Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that they are not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

 Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

As of June 30, 2015, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $7,624, including accrued interest, which represents the Company's carrying value of its investment of $4,308 plus the Company's balance of the Navios Revolving Loans II of $3,316, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income of $33 was recognized in “Equity in net earnings of affiliated companies” for the three and six month periods ended June 30, 2015.

As of June 30, 2015, the carrying amount of the investment in Navios Europe II was $4,275.

Summarized financial information of the affiliated companies is presented below:

	June 30, 2015			December 31, 2014
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Current assets	$63,079	$113,923	$12,304	$115,197	$89,528	$13,764
Non-current assets	1,342,545	1,556,375	184,830	1,223,512	1,603,944	190,638
Current liabilities	49,248	54,663	14,250	30,072	71,598	15,649
Non-current liabilities	587,619	1,084,232	190,675	559,539	1,122,623	191,744

	Three Month Period Ended June 30, 2015			Three Month Period Ended June 30, 2014
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Revenue	$56,473	$80,408	$10,765	$55,178	$62,242	$8,450
Net income/(loss)	11,355	26,362	(1,069)	29,985	(2,804)	(2,632)

	Six Month Period Ended June 30, 2015			Six Month Period Ended June 30, 2014
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Revenue	$113,259	$159,019	$19,860	$112,676	$123,211	$17,109
Net income/(loss)	22,234	46,396	(4,800)	48,346	(15,622)	(5,063)

Investments in available-for-sale securities

During 2013, the Company received shares of Korea Line Corporation (“KLC”), and during 2015, the Company received shares of Pan Ocean Co.Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC and STX in respect of the employment of the vessels. The shares were valued at fair value upon the day of issuance. As of both June 30, 2015 and December 31, 2014, the Company retained a total of 328,710 and 314,077 KLC and STX shares, respectively.

The shares received from KLC and STX were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than- temporary”, in which case it is transferred to statements of comprehensive income. The Company has no other types of available-for-sale securities.

As of June 30, 2015 and December 31, 2014, the carrying amount of the available-for-sale securities related to KLC and STX was $6,261 and $6,701, respectively. As of June 30, 2015 and 2014, the unrealized holding losses related to these AFS Securities included in “Accumulated Other Comprehensive Loss” were $1,069 and $0, respectively. As of June 30, 2014, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive loss of $11,553. The respective loss was included in other (expense)/income, net in the accompanying consolidated statement of comprehensive loss.